GOING CONCERN	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Going Concern [Abstract]
GOING CONCERN

The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern.

Cash flows generated from operating activities were not enough to support all working capital requirements for the nine months ended September 30, 2020 and 2019. We incurred $4,881,030 and $8,538,360, respectively, in losses, and we used $216,685 and $1,032,989, respectively, in cash for operations for the nine months September 30, 2020 and 2019. Cash flows from financing activities were $724,356 and $2,027,422 for the same periods. These factors raise substantial doubt about the ability of the Company to continue as a going concern for a period of one year from the issuance of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

In December 2019, COVID-19 emerged and has subsequently spread worldwide. The World Health Organization has declared COVID-19 a pandemic resulting in federal, state and local governments and private entities mandating various restrictions, including travel restrictions, restrictions on public gatherings, stay at home orders and advisories and quarantining of people who may have been exposed to the virus. After close monitoring and responses and guidance from federal, state and local governments, in an effort to mitigate the spread of COVID-19, around March 18, 2020 for an indefinite period of time, the Company closed its Blue Collar office in Los Angeles, California and its TPT SpeedConnect offices in Michigan, Idaho and Arizona.  Most employees are working remotely, however this is not possible with certain employees and all subcontractors that work for Blue Collar. The Company continues to monitor developments, including government requirements and recommendations at the national, state, and local level to evaluate possible extensions to all or part of such closures.

The Company has taken advantage of the stimulus offerings and received $722,200 in April 2020 and believes it has used these funds as is prescribed by the stimulus offerings to have the entire amount forgiven. A portion of the loan to Blue Collar is under the automatic forgiveness amount of $150,000. The Company is also in the process of trying to raise debt and equity financing, some of which may have to be used for working capital shortfalls if revenues decrease significantly because of the COVID-19 closures.

As the COVID-19 pandemic is complex and rapidly evolving, the Company's plans as described above may change. At this point, we cannot reasonably estimate the duration and severity of this pandemic, which could have a material adverse impact on our business, results of operations, financial position and cash flows.

In order for us to continue as a going concern for a period of one year from the issuance of these financial statements, we will need to obtain additional debt or equity financing and look for companies with cash flow positive operations that we can acquire. There can be no assurance that we will be able to secure additional debt or equity financing, that we will be able to acquire cash flow positive operations, or that, if we are successful in any of those actions, those actions will produce adequate cash flow to enable us to meet all our future obligations. Most of our existing financing arrangements are short-term. If we are unable to obtain additional debt or equity financing, we may be required to significantly reduce or cease operations.

The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern.

Cash flows generated from operating activities were not enough to support all working capital requirements for the years ended December 31, 2019 and 2018. Financing activities described below have helped with working capital and other capital requirements. We incurred $14,028,165 and $5,377,489, respectively, in losses, and we used $328,251 and $916,407, respectively, in cash for operations for the years ended December 31, 2019 and 2018. Cash flows from financing activities were $1,390,538 and $871,199 for the same periods. These factors raise substantial doubt about the ability of the Company to continue as a going concern for a period of one year from the issuance of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

On February 25, 2020, the Company entered into another factoring agreement with Advantage Capital Funding (“2020 Factoring Agreement”). The balance to be purchased and sold is $716,720 for which the Company received $500,000, net of fees. Under the 2020 Factoring Agreement, the Company will pay $14,221 per week for 50 weeks.

On February 14, 2020, the Company agreement to a Secured Promissory Note with a third party for $90,000. The Secured Promissory Note is secured by the assets of the Company and is due June 14, 2020 or earlier in case the Company is successful in raising other monies and carries an annual interest charge of 10% payable with the principal. The Secured Promissory Note is also convertible at the option of the holder into an equivalent amount of Series D Preferred Stock.

In order for us to continue as a going concern for a period of one year from the issuance of these financial statements, we will need to obtain additional debt or equity financing and look for companies with cash flow positive operations that we can acquire. There can be no assurance that we will be able to secure additional debt or equity financing, that we will be able to acquire cash flow positive operations, or that, if we are successful in any of those actions, those actions will produce adequate cash flow to enable us to meet all our future obligations. Most of our existing financing arrangements are short-term. If we are unable to obtain additional debt or equity financing, we may be required to significantly reduce or cease operations.